Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2021
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
15.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Investments in associates	$6,685	$7,127
Investment in joint venture	10	10
	$6,695	$7,137

a.	Investments in associates

	Carrying Amount
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (“NCB”)	$3,777	$3,592

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	841	926
KingwayTek Technology Co., Ltd. (“KWT”)	213	222

Non-listed
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	488	518
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	363	447
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	324	341
WiAdvance Technology Corporation (“WATC”)	—	254
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	193	221
So-net Entertainment Taiwan Limited (“So-net”)	225	217
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	163	157
Taiwan International Ports Logistics Corporation (“TIPL”)	56	70
CHT Infinity Singapore Pte. Ltd. (“CISG”)	—	55
Imedtac Co., Ltd. (“IME”)	—	45
Click Force Co., Ltd. (“CF”)	33	37
AgriTalk Technology Inc. (“ATT”)	—	18
Cornerstone Ventures Co., Ltd. (“CVC”)	6	7
Alliance Digital Tech Co., Ltd. (“ADT”)	3	—
UUPON Inc. (“UUPON”)	—	—
International Integrated Systems, Inc. (“IISI”)	—	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$6,685	$7,127

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2020	2021
Material associate
Next Commercial Bank Co., Ltd. (“NCB”)	42	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
WiAdvance Technology Corporation (“WATC”)	—	20
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	—	40
Imedtac Co., Ltd. (“IME”)	—	7
Click Force Co., Ltd. (“CF”)	49	49
AgriTalk Technology Inc. (“ATT”)	—	17
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	—
UUPON Inc. (“UUPON”)	—	—
International Integrated Systems, Inc. (“IISI”)	—	—
MeWorks Limited (HK) (“MeWorks”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Assets	$9,907	$9,197
Lliabilities	(789)	(525)

Equity	$9,118	$8,672

The percentage of ownership interest held by the Company	41.9%	41.9%

Equity attributable to the Company	$3,820	$3,634
Unrealized gain or loss from downstream transactions	(43)	(42)

The carrying amount of investment	$3,777	$3,592

	Period from the Beginning Date of Preparation to December 31, 2019	Year Ended December 31
		2020	2021
	NT$	NT$	NT$
	(In Millions)
Revenues	$—	$—	$—

Net loss for the period	$(276)	$(605)	$(446)
Other comprehensive income	—	—	—
Total comprehensive loss for the period	$(276)	$(605)	$(446)

Except for NCB, no associate is considered individually material to the Company.  Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$575	$540	$607
The Company’s share of other comprehensive loss	(3)	(8)	(6)
The Company’s share of total comprehensive income	$572	$532	$601

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
SNI	$1,708	$1,699
KWT	$676	$910

The Company invested and obtained 50% ownership interest in CPFI.  However, as the Company has only two out of five seats of the Board of Directors of CPFI and has no control but significant influence over CPFI.  Therefore, the Company recognized CPFI as an investment in associate.

The Company invested and obtained 49% ownership interest in CVC.  However, as the Company has only two out of five seats of the Board of Directors of CVC and has no control but significant influence over CVC.  Therefore, the Company recognized CVC as an investment in associate.

The participation of establishing NCB was approved by Chunghwa’s Board of Directors in January 2019.  The establishment of NCB was approved by the Financial Supervisory Commission in July 2019 and the incorporation of NCB was approved by the ROC’s Ministry of Economic Affairs Department of Commerce in January 2020.  Chunghwa prepaid investment funds to NCB in February and November 2019 amounting to $4,190 million, for ownership interest of 41.90%.  Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB.  In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed.  Chunghwa is not able to direct its relevant activities.  Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.  NCB mainly engages in online banking business in Taiwan.

IISI issued new shares in March, September 2019 and April 2020, as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased to 31.47% and 31.16% as of December 31, 2019 and June 30, 2020, respectively.  Chunghwa’s Board of Directors approved the investment of 20.58% ownership interest in IISI in January 2020 and the equity transaction was completed on July 1, 2020 (“acquisition date”).  As the business combination was achieved in stages, the Company remeasured the previously held equity interest of IISI and recognized gain on disposal of $1 million under “other gains and losses” on the consolidated statements of comprehensive income.  The Company treated IISI as a subsidiary starting from the acquisition date and included IISI and its subsidiaries in the consolidated financial statements.  Please refer to Note 14(c).

The Company disposed some shares of KWT in April 2019 before KWT traded its shares on the General Stock Market of the Taipei Exchange according to the local requirements and recognized gain on disposal of $151 million. In addition, the Company did not participate in the capital increase of KWT in May 2019 and KWT repurchased its stock from December 2019 to February 2020.  Therefore, the Company’s ownership interest in KWT changed to 22.72% as of December 31, 2020.

The Company disposed of all shares of MeWorks in September 2020.

UUPON reduced 95.44% of its capital to offset accumulated deficits in September 2020 and the Company did not participate in the capital increase of UUPON in October 2020.  Therefore, the Company’s ownership interest in UUPON decreased to 5.36% and lost its significant influence over UUPON.  Hence the Company discontinued to treat UUPON as an associate. Instead, the Company treated it as a financial asset at fair value through other comprehensive income and recognized gain on disposal of $15 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company invested $274 million and obtained 20.33% ownership interest by participating in the capital increase of WATC in March 2021.  WATC mainly engages in software solution integration.

The Company invested $56 million and obtained 40.00% ownership interest in CISG in June 2021.  CISG mainly engages in investment business.

The Company owns 14% equity shares of ADT.  Considering the seats that the Company controls in the Board of Directors of ADT and the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company has significant influence over ADT.  ADT completed its liquidation in August 2021.  The Company received the liquidation distribution of $9 million and recognized gain on disposal of $4 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company invested and obtained 17.19% ownership interest in ATT. The Company originally treated it as a financial asset at FVOCI.  However, as the Company obtained one out of three seats of the Board of Directors of ATT in July 2021 and has significant influence over ATT, the Company reclassified it as an associate.

The Company invested and obtained 7.54% ownership interest in IME. The Company originally treated it as a financial asset at FVOCI.  However, as the Company obtained one out of five seats of the Board of Directors of IME in August 2021 and has significant influence over IME, the Company reclassified it as an associate.  IME issued new shares in December 2021 as its employees exercised options; therefore, the Company’s ownership interest in IME decreased to 6.74% as of December 31, 2021.

b.	Investment in joint venture

The Company invested $10 million to establish a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. in December 2020 and obtained 51% ownership interest of CHT SEA.  However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2020	2021	2020	2021
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$10	51	51

The joint venture is not considered individually material to the Company.  Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2020	2021
	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—
The Company’s share of other comprehensive income	—	—
The Company’s share of total comprehensive loss	$—	$—